Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Provision included in Cost of product revenue	$ 907	$ 681	$ 501
Components, net	$ 2,136	$ 2,643	$ 4,242